SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2018	August 31, 2017
Amounts receivable, prepaid expenses and other assets	$(42)	$3,603
Accounts payable and accrued liabilities	3,007	(1,070)
	$2,965	$2,533